Subsequent events Transactions (Details) (USD $)	Dec. 31, 2012
Subsequent events - Common stock
Total value of puts	$ 270,000
Additional puts exercised value.	15,000
Total of these six put shares issuances resulted in shares to be issued in 2013	10,817,190
Amount paid to Fairhills capital offshore ltd.	25,000
Remaining balance of loan	$ 25,000